TRANSAMERICA FUNDS

Supplement to the Currently Effective Advisor Class Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Event Driven

Transamerica Multi-Manager Alternative Strategies Portfolio

Transamerica Short-Term Bond

Transamerica Strategic High Income

Transamerica Unconstrained Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Event Driven Transamerica Unconstrained Bond	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index
Transamerica Multi-Manager Alternative Strategies Portfolio	BofA Merrill Lynch 3-Month Treasury Bill +3% Wrap Index	ICE BofAML 3-Month Treasury Bill +3% Wrap Index
Transamerica Short-Term Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index
Transamerica Strategic High Income	BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	ICE BofAML U.S. High Yield BB-B Rated Constrained Index

* * *

Effective immediately, the following paragraphs replace in their entirety the corresponding paragraphs under the sub-section titled “Further Information About Each Sub-Adviser” in the “Shareholder Information – Sub-Adviser(s)” section of the Prospectus:

Barrow, Hanley, Mewhinney & Strauss, LLC, a subsidiary of BrightSphere Investment Group plc, a New York Stock Exchange listed company, has been a registered investment adviser since 1979. As of December 31, 2017, Barrow, Hanley, Mewhinney & Strauss, LLC has approximately $91.7 billion in total assets under management.

* * *

Thompson, Siegel & Walmsley LLC is an indirect subsidiary of BrightSphere Investment Group plc, a NYSE listed company. Thompson, Siegel & Walmsley LLC has been a registered investment adviser since 1970. As of December 31, 2017, Thompson, Siegel & Walmsley LLC has approximately $25 billion in total assets under management.

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Event Driven

Transamerica Global Multifactor Macro

Transamerica Long/Short Strategy

Transamerica Short-Term Bond

Transamerica Strategic High Income

Transamerica Unconstrained Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Event Driven Transamerica Global Multifactor Macro Transamerica Unconstrained Bond	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index

Transamerica Long/Short Strategy	BofA Merrill Lynch 3-Month US Treasury Bill Index	ICE BofAML 3-Month U.S. Treasury Bill Index

Transamerica Short-Term Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index

Transamerica Strategic High Income	BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	ICE BofAML U.S. High Yield BB-B Rated Constrained Index

* * *

Transamerica Total Return

Effective immediately, the following sentence is added to the end of the second paragraph of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus, and to the end of the fourth paragraph of the “More on Each Fund’s Strategies and Investments – Transamerica Total Return” section of the Prospectus:

The fund may enter into reverse repurchase agreements and sale-buyback transactions.

* * *

Transamerica Growth

Effective immediately, the following paragraph is added after the first paragraph of the “More on Each Fund’s Strategies and Investments – Transamerica Growth” section of the Prospectus:

The sub-adviser believes that growth in earnings and cash flows drives share prices over the long term; that excess returns are generated by investing in market-leading companies that create economic value through long-duration competitive advantages; and that a deeply researched understanding of company and industry fundamentals leads to successful stock selection. The sub-adviser looks for companies with unique business models that build sustainable competitive advantages; catalysts that drive growth rates well above that of the market; superior financial characteristics; and attractive long-term valuations. The sub-adviser seeks to capture acceleration or duration of growth that is not fully reflected in a stock’s price.

* * *

Effective immediately, the following paragraphs replace in their entirety the corresponding paragraphs under the sub-section titled “Further Information About Each Sub-Adviser” in the “Shareholder Information – Sub-Adviser(s)” section of the Prospectus:

Barrow, Hanley, Mewhinney & Strauss, LLC, a subsidiary of BrightSphere Investment Group plc, a New York Stock Exchange listed company, has been a registered investment adviser since 1979. As of December 31, 2017, Barrow, Hanley, Mewhinney & Strauss, LLC has approximately $91.7 billion in total assets under management.

* * *

Thompson, Siegel & Walmsley LLC is an indirect subsidiary of BrightSphere Investment Group plc, a NYSE listed company. Thompson, Siegel & Walmsley LLC has been a registered investment adviser since 1970. As of December 31, 2017, Thompson, Siegel & Walmsley LLC has approximately $25 billion in total assets under management.

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, R4 and Class I3 Prospectus

and Summary Prospectuses, as applicable

* * *

Transamerica Asset Allocation Intermediate Horizon

Transamerica Asset Allocation Long Horizon

Transamerica Asset Allocation Short Horizon

Transamerica High Quality Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus and applicable Summary Prospectuses are revised as follows:

	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Asset Allocation Intermediate Horizon Transamerica Asset Allocation Short Horizon	BofA Merrill Lynch 1-3 Year U.S. Treasury Index	ICE BofAML 1-3 Year U.S. Treasury Index
Transamerica Asset Allocation Intermediate Horizon Transamerica Asset Allocation Long Horizon Transamerica Asset Allocation Short Horizon	BofA Merrill Lynch High Yield Master II Index	ICE BofAML High Yield Master II Index
Transamerica High Quality Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index

* * *

Transamerica Large Growth

Effective immediately, the following paragraph is added after the first paragraph of the “More on Each Fund’s Strategies and Investments – Transamerica Growth” section of the Prospectus:

The sub-adviser believes that growth in earnings and cash flows drives share prices over the long term; that excess returns are generated by investing in market-leading companies that create economic value through long-duration competitive advantages; and that a deeply researched understanding of company and industry fundamentals leads to successful stock selection. The sub-adviser looks for companies with unique business models that build sustainable competitive advantages; catalysts that drive growth rates well above that of the market; superior financial characteristics; and attractive long-term valuations. The sub-adviser seeks to capture acceleration or duration of growth that is not fully reflected in a stock’s price.

* * *

Effective immediately, the following paragraph replaces in its entirety the corresponding paragraph under the sub-section titled “Further Information About Each Sub-Adviser” in the “Shareholder Information – Sub-Adviser(s)” section of the Prospectus:

Thompson, Siegel & Walmsley LLC is an indirect subsidiary of BrightSphere Investment Group plc, a NYSE listed company. Thompson, Siegel & Walmsley LLC has been a registered investment adviser since 1970. As of December 31, 2017, Thompson, Siegel & Walmsley LLC has approximately $25 billion in total assets under management.

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Event Driven

Transamerica Multi-Manager Alternative Strategies Portfolio

Transamerica Short-Term Bond

Transamerica Strategic High Income

Transamerica Unconstrained Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Event Driven Transamerica Unconstrained Bond	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index
Transamerica Multi-Manager Alternative Strategies Portfolio	BofA Merrill Lynch 3-Month Treasury Bill +3% Wrap Index	ICE BofAML 3-Month Treasury Bill +3% Wrap Index
Transamerica Short-Term Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index
Transamerica Strategic High Income	BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	ICE BofAML U.S. High Yield BB-B Rated Constrained Index

* * *

Transamerica Growth

Effective immediately, the following paragraph is added after the first paragraph of the “More on Each Fund’s Strategies and Investments – Transamerica Growth” section of the Prospectus:

The sub-adviser believes that growth in earnings and cash flows drives share prices over the long term; that excess returns are generated by investing in market-leading companies that create economic value through long-duration competitive advantages; and that a deeply researched understanding of company and industry fundamentals leads to successful stock selection. The sub-adviser looks for companies with unique business models that build sustainable competitive advantages; catalysts that drive growth rates well above that of the market; superior financial characteristics; and attractive long-term valuations. The sub-adviser seeks to capture acceleration or duration of growth that is not fully reflected in a stock’s price.

* * *

Effective immediately, the following paragraphs replace in their entirety the corresponding paragraphs under the sub-section titled “Further Information About Each Sub-Adviser” in the “Shareholder Information – Sub-Adviser(s)” section of the Prospectus:

Barrow, Hanley, Mewhinney & Strauss, LLC, a subsidiary of BrightSphere Investment Group plc, a New York Stock Exchange listed company, has been a registered investment adviser since 1979. As of December 31, 2017, Barrow, Hanley, Mewhinney & Strauss, LLC has approximately $91.7 billion in total assets under management.

* * *

Thompson, Siegel & Walmsley LLC is an indirect subsidiary of BrightSphere Investment Group plc, a NYSE listed company. Thompson, Siegel & Walmsley LLC has been a registered investment adviser since 1970. As of December 31, 2017, Thompson, Siegel & Walmsley LLC has approximately $25 billion in total assets under management.

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T1 and Class T2 Prospectus,

Summary Prospectuses, as applicable, and Statement of Additional Information

* * *

Transamerica Event Driven

Transamerica Multi-Manager Alternative Strategies Portfolio

Transamerica Short-Term Bond

Transamerica Strategic High Income

Transamerica Unconstrained Bond

The following benchmark indices have been renamed in accordance with the table below. Effective immediately, all references to such benchmark indices in the Prospectus, Statement of Additional Information and applicable Summary Prospectuses are revised as follows:

Fund	Old Name of Benchmark Index	New Name of Benchmark Index
Transamerica Event Driven Transamerica Unconstrained Bond	BofA Merrill Lynch U.S. Dollar LIBOR 3-Month Constant Maturity Index	ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index
Transamerica Multi-Manager Alternative Strategies Portfolio	BofA Merrill Lynch 3-Month Treasury Bill +3% Wrap Index	ICE BofAML 3-Month Treasury Bill +3% Wrap Index
Transamerica Short-Term Bond	BofA Merrill Lynch U.S. Corporate & Government 1-3 Years Index	ICE BofAML U.S. Corporate & Government 1-3 Years Index
Transamerica Strategic High Income	BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	ICE BofAML U.S. High Yield BB-B Rated Constrained Index

* * *

Effective immediately, the following paragraphs replace in their entirety the corresponding paragraphs under the sub-section titled “Further Information About Each Sub-Adviser” in the “Shareholder Information – Sub-Adviser(s)” section of the Prospectus:

Barrow, Hanley, Mewhinney & Strauss, LLC, a subsidiary of BrightSphere Investment Group plc, a New York Stock Exchange listed company, has been a registered investment adviser since 1979. As of December 31, 2017, Barrow, Hanley, Mewhinney & Strauss, LLC has approximately $91.7 billion in total assets under management.

* * *

Thompson, Siegel & Walmsley LLC is an indirect subsidiary of BrightSphere Investment Group plc, a NYSE listed company. Thompson, Siegel & Walmsley LLC has been a registered investment adviser since 1970. As of December 31, 2017, Thompson, Siegel & Walmsley LLC has approximately $25 billion in total assets under management.

* * *

Investors Should Retain this Supplement for Future Reference

May 10, 2018